Business Acquisition - Schedule of Supplemental Unaudited Pro Forma Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Net revenue	$ 61,497	$ 42,281
Net loss	$ (18,629)	$ (61,796)